Equity and Equity-Linked Securities (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2013	Jun. 30, 2012
Class of Warrant or Right, Outstanding							5,288,256
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			222,500	1,038,000	2,271,500
Proceeds from Issuance of Private Placement	$ 5,000,000	$ 5,000,000
Share Price	$ 0.55	$ 0.55
Warrants Exercise Price	$ 0.75	$ 0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,363,638		1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.46	1.42
Stock Issued During Period Shares Investors	9,090,911	9,090,911
Sale of Stock, Price Per Share			$ 0.52		$ 1.18
Stock Issued During Period, Shares, New Issues			14,161,878	13,356,469	38,272,094
Share Proceeds From Issuance Of Private Placement			2,000,000
Stock Issuance From Private Placement			3,846,154
Warrants Outstanding Options For Common stock			2,884,615
Warrants Options Issue Price			$ 0.52
Fair Value Of Warrants			1,100,000
Warrants And Fees			136,000
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Exercise Price Per Share			$ 0.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			331,065
Lincoln Park [Member]
Common Stock Capital Shares Reserved For Future Issuance Value		15,000,000
Shares Issuable Under Purchase Agreements		150,000
Increase In Shares Issuable Under Purchase Agreements		200,000
Stock Issued During Period Share Purchase Agreement		375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreement		375,000
Shares Issued In Private Placement Maximum Percentage		9.99%
Sale of Stock, Price Per Share		$ 1.00
Condition For Accelerated Purchase By Accredited Investor Minimum Share Price		0.45
Worden [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.70
Royalty Expense		500,000
Worden [Member] | Maximum [Member]
Future Annual Royalty Limitation		625,000
Worden [Member] | Minimum [Member]
Future Annual Royalty Limitation		600,000
February 2013 Worden Warrants [Member]
Class of Warrant or Right, Outstanding			250,000
February 2013 Warrants [Member]
Placement Fee		$ 350,000
Warrant Exercise Price Percentage		120.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	136,364